Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 22, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of dividends [line items]
Tax rate		30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments		$ 331	$ 378	$ (401)
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.80		$ 1.75	$ 2
Dividend amount, after period-end	$ 4,052		$ 8,857	$ 10,114
Proceeds/(settlements) of cash management related instruments		$ 161
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2	2	2
Tax rate		30.00%	30.00%	30.00%